COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended	144 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 North america [Member]	Dec. 31, 2012 United States	Dec. 31, 2012 Guarantees of indebtedness owed by third parties	Dec. 31, 2012 Aqua-Chem, Inc. (now know as Cleaver-Brooks, Inc.)	Dec. 31, 1981 Aqua-Chem, Inc. (now know as Cleaver-Brooks, Inc.)	Dec. 31, 2012 Risk Management Programs	Dec. 31, 2011 Risk Management Programs
Loss Contingencies By Nature Of Contingency Line Items
Low end of range for which insurance coverage for substantially all defense and indemnity costs would be available					10
High end of range for which insurance coverage for substantially all defense and indemnity costs would be available					15
Period for which Defense and Indemnity Costs are in Same Range					5
Guarantees
Guarantees of indebtedness owed by third parties				$ 671
Guarantees of indebtedness related to VIEs				294
Legal Contingencies
Loss contingency insurance policy purchased						400
Third Party Number of Pending Active Claims					40,000
Number of plaintiff insurance companies filing declaratory judgment action against Aqua-Chem, the Company, and defendant insurance companies					5
Number of insurance companies included as defendants in declaratory judgment requested by plaintiff					16
Approximate amount of out-of-pocket litigation related expenses demanded as reimbursement by plaintiff					10
Wisconsin trial court final declaratory judgment of each individual insurer's joint and several liability percentage of plaintiff's losses up to policy limits					100.00%
Risk Management Programs
Self-insurance reserves							508	527
Workforce (Unaudited)
Number of associates	150,900		68,300
Number of associates covered by collective bargaining agreements		17,900
Collective bargaining agreements period, low end of range (in years)		3
Collective bargaining agreements period, high end of range (in years)		5
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	233
2014	162
2015	128
2016	101
2017	72
Thereafter	235
Total minimum operating lease payments	$ 931